SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 8615 JKEAN@SIDLEY.COM

August 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Anu Dubey, Division of Investment Management

Re:	Popular High Grade Fixed-Income Fund, Inc.
(1933 Act File No. 333-[●] / 1940 Act File No. 811-23697)

Dear Ms. Dubey:

On behalf of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), and related exhibits. The Registration Statement is not dated as of the date hereof, as the Registration Statement was previously submitted to the Commission via email on April 2, 2021, and as a subsequent correspondence filing on June 14, 2021.

Please do not hesitate to contact the undersigned (212-839-8615) with any comments or questions you might have.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.